EQUITY METHOD INVESTMENTS, VARIABLE INTEREST ENTITIES AND RELATED PARTY TRANSACTIONS - Financial information (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Method Investment, Summarized Financial Information [Abstract]
Total Assets	$ 40,971,027	$ 38,503,148	$ 24,330,974
Total Liabilities	32,942,672	31,776,489	19,384,909
Care Smile, LLC
Equity Method Investment, Summarized Financial Information [Abstract]
Total Assets	93,591	93,720
Total Liabilities	$ 243,833	$ 243,926	$ 53,278